[On Chapman and Cutler LLP Letterhead]

October 21, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Amplify ETF Trust
(Registration Nos. 333-207937; 811-23108)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, pursuant to Rule 485(b) of the Securities Act of 1933 (the “Act”), the Registrant’s Post-Effective Amendment No. 159 to its registration statement (the “Amendment”). The Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 158 to the Registrant’s registration statement, as filed with the Securities and Exchange Commission on October 13, 2020.

If we may cooperate with you in any way in the processing of the Amendment, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney

Enclosures